13F-HR
123100

0000877887
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NONE
1

Suzanne E. Werber

617-423-7707

mtaubmgmt@aol.com
E-mail

13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

13F

FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Dworsky Alan Jacob, dba Mt. Auburn Management
Address:	Three Post Office Square
	Suite 1102
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

/s/	Suzanne E. Werber	Boston, MA	February 9, 2001


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	12

Form 13F Information Table Value Total:	$1,038,774



List of Other Managers:	NONE

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/
SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT
PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- -
-- ---- ------- ------------ -------- -------- --------
America Online                 COM              02364J104    38993  1120500
SH       SOLE                           1120500
Calpine Corp                   COM              131347106    62299  1382500
SH       SOLE                           1382500
Cardinal Health                COM              14149Y108    44134   443000
SH       SOLE                            443000
Compaq Computer                COM              204493100    56701  3767500
SH       SOLE                           3767500
Corning                        COM              219350105    23422   443500
SH       SOLE                            443500
EMC Corp                       COM              268648102   176580  2655334
SH       SOLE                           2655334
Oracle Corp                    COM              68389X105    90762  3123000
SH       SOLE                           3123000
Solectron Corp                 COM              834182107   190043  5606000
SH       SOLE                           5606000
Sun Microsystems               COM              866810104   122998  4412500
SH       SOLE                           4412500
Tellabs                        COM              879664100    93245  1650350
SH       SOLE                           1650350
Texas Instruments              COM              882508104   136606  2883500
SH       SOLE                           2883500
i2 Technologies                COM              465754109     2991    55000
SH       SOLE                             55000